united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares		Value
	COMMON STOCK - 55.5%
	AEROSPACE/DEFENSE - 1.3%
683	Boeing Co. +	$ 82,049
1,460	Embraer SA - ADR	42,019
514	General Dynamics Corp.	68,758
507	Northrop Grumman Corp.	93,825
		286,651
	AGRICULTURE - 1.2%
1,431	Imperial Tobacco Group PLC	76,889
2,559	Japan Tobacco, Inc.	98,485
1,440	Universal Corp.	78,811
326	Vector Group Ltd.	7,602
		261,787
	AIRLINES - 1.6%
54,156	Air New Zealand Ltd.	103,843
1,621	Delta Air Lines, Inc. +	71,794
2,240	Japan Airlines Co. Ltd.	82,786
2,063	Southwest Airlines Co.	77,610
		336,033
	AUTO MANUFACTURERS - 0.8%
8,190	Nissan Motor Co. Ltd.	79,797
1,024	Renault SA	86,360
		166,157
	AUTO PARTS & EQUIPMENT - 0.2%
1,294	Magna International, Inc.	44,822

	BANKS - 1.9%
17,580	Banco Santander SA	74,864
10,440	Bendigo & Adelaide Bank Ltd.	79,374
1,280	Capital One Financial Corp.	83,994
3,600	Popular, Inc.	90,504
12,390	Sumitomo Mitsui Financial Group, Inc. - ADR +	81,526
		410,262
	BIOTECHNOLOGY - 0.7%
550	Amgen, Inc. +	84,002
866	Gilead Sciences, Inc. +	71,878
		155,880
	CHEMICALS - 1.1%
46,556	Alpek SAB de CV - Cl. A	60,034
2,415	Braskem S.A. - ADR	28,956
1,455	Evonik Industires AG	44,711
4,900	Huntsman Corp. +	42,287
791	LyondellBasell Industries NV	61,674
		237,662
	COAL - 0.2%
1,107,871	Adaro Energy Tbk PT	42,215

	COMMERCIAL SERVICES - 2.1%
1,020	Euronet Services, Inc. *	81,365
2,087	INC Research Holdings, Inc. *	87,925
1,972	Macquarie Infrastructure Co.	132,242
3,510	Net 1 UEPS Technologies, Inc. *	38,189
4,370	Transcontinental, Inc. - CL A	57,350
3,291	Western Union Co. +	58,711
		455,782
	COMPUTERS - 0.8%
661	Apple, Inc. +	64,342
830	Cap Gemini SA	75,523
1,339	Seagate Technology PLC	38,898
		178,763
	DISTRIBUTION/WHOLESALE - 0.3%
5,733	ITOCHU Corp.	66,154

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
1,844	Blackhawk Network Holdings, Inc. *	$ 69,500
4,290	Ellington Financial LLC	69,541
8,705	Intermediate Capital Group PLC	71,903
1,336	Macquarie Group Ltd.	67,697
15,000	Mitsubishi UFJ Lease & Finance Co. Ltd.	73,198
		351,839
	ELECTRIC - 4.5%
1,643	American Electric Power Co., Inc. +	100,174
199,648	China Power International Development Ltd.	88,274
5,810	Cia Paranaense de Energia - ADR	31,897
19,661	Enea SA	56,454
15,709	Enel SpA	64,057
1,663	Entergy Corp. +	117,375
2,925	Exelon Corp.	86,492
2,963	Great Plains Energy, Inc. +	82,608
1,595	Huaneng Power International, Inc. - ADR	52,699
3,366	Korea Electric Power - ADR *	73,379
2,246	Public Service Enterprise Group, Inc. +	92,760
41,785	REN - Redes Energeticas Nacionais SGPS SA	125,304
		971,473
	ELECTRONICS - 1.5%
10,970	AAC Technologies Holdings, Inc.	69,794
19,038	AU Optronics Corp. - ADR	48,357
3,151	Jabil Circuit, Inc.	62,736
6,202	LG Philips LCD Co Ltd. - ADR * +	56,128
15,030	Nippon Electric Glass Co. Ltd.	76,571
		313,586
	ENGINEERING & CONSTRUCTION - 0.2%
9,643	Astaldi SpA	48,338

	ENTERTAINMENT - 0.6%
56,197	Berjaya Sports Toto Bhd	42,405
5,540	International Game Technology PLC	80,164
		122,569
	FOOD - 1.8%
2,936	Arcs Co Ltd	58,642
3,446	Gruma SAB de CV	51,918
12,419	Nichirei Corp.	90,956
8,807	Tate & Lyle PLC	78,181
1,931	Tyson Foods, Inc.	103,038
		382,735
	FOREST PRODUCTS & PAPER - 1.3%
3,742	Domtar Corp. +	120,680
3,283	Fibria Celulose SA - ADR	36,277
9,061	Metsa Board - Cl. B	60,257
4,451	UMP-Kymmene Oyj	72,012
		289,226
	HEALTHCARE-PRODUCTS - 1.0%
1,670	Mindray Medical International Ltd. - ADR	45,090
8,105	Nipro Corp.	79,370
903	Zimmer Biomet Holdings, Inc.	89,632
		214,092
	HEALTHCARE-SERVICES - 0.9%
732	Aetna, Inc. +	74,547
28,460	Japara Healthcare Ltd.	57,620
4,243	NMC Health PLC	58,350
		190,517
	HOME BUILDERS - 0.4%
1,616	Berkeley Group Holdings PLC	81,073

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	HOME FURNISHINGS - 0.3%
13,428	Steinhoff International Holdings Ltd.	$ 64,429

	INSURANCE - 3.2%
4,516	AXA SA	111,282
4,569	Dai-ichi Life Insurance Co Ltd.	61,625
971	Endurance Specialty Holdings Ltd.	60,134
523	Everest Re Group Ltd. +	93,586
3,265	Genworth MI Canada, Inc.	56,303
5,450	Liberty Holdings Ltd.	38,385
4,895	Phoenix Group Holdings	60,057
470	Swiss Life Holding AG	119,094
1,082	Swiss Re AG	100,121
		700,587
	INVESTMENT COMPANIES - 0.2%
3,045	Solar Capital Ltd.	49,390

	IRON/STEEL - 0.6%
4,490	Labrador Iron Ore Royalty Corp.	28,376
1,092	Nucor Corp.	42,664
2,778	Steel Dynamics, Inc.	50,976
		122,016
	MACHINERY-CONSTRUCTION & MINING - 0.3%
55,626	United Tractors Tbk PT	70,249

	MEDIA - 0.8%
18,259	ITV PLC	69,136
114,043	Media Prima Bhd	35,192
1,960	Sinclair Broadcast Group, Inc. - Cl. A	64,680
		169,008
	METAL FABRICATE/HARDWARE - 0.3%
128,376	China Zhongwang Holdings Ltd.	57,586

	MINING - 0.2%
1,632	Rio Tinto PLC	39,699

	MISCELLANEOUS MANUFACTURING - 1.2%
2,585	FUJIFILM Holdings Corp.	98,141
3,103	General Electric Co. +	90,297
821	Siemens AG	78,347
		266,785
	MULTI-NATIONAL - 0.3%
2,318	Banco Latinoamericano de Comercio Exterior SA +	54,056

	OFFICE/BUSINESS EQUIPMENT - 0.3%
2,503	Canon, Inc.	69,070

	OIL & GAS - 2.1%
662	Chevron Corp.	57,243
30,078	CNOOC Ltd.	30,464
855	Exxon Mobil Corp. +	66,562
2,520	Lukoil ADR	85,478
2,053	OMV AG	52,556
1,469	Royal Dutch Shell PLC	31,647
1,073	Valero Energy Corp. +	72,825
2,611	Woodside Petroleum Ltd.	51,661
		448,436
	OIL & GAS SERVICES - 0.4%
115,195	Sinopec Engineering Group Co Ltd.	96,240

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	PHARMACEUTICALS - 3.7%
4,467	Alfresa Holdings Corp.	$ 81,808
970	Cardinal Health, Inc.	78,929
943	Eli Lilly & Co. +	74,591
961	Johnson & Johnson +	100,367
826	Kaken Pharmaceutical Co. Ltd.	53,675
1,688	Merck & Co., Inc. +	85,531
330	Roche Holding AG	85,004
1,850	Shionogi & Co Ltd	79,447
1,642	Teva Pharmaceutical Industries Ltd. - ADR	100,950
2,898	Toho Holdings Co. Ltd.	66,354
		806,656
	PRIVATE EQUITY - 0.3%
10,536	3i Group PLC	66,091

	REAL ESTATE - 0.2%
5,071	E-House China Holdings Ltd. - ADR	29,817
411	Four Corners Property Trust, Inc. +	6,946
		36,763
	REITS - 1.3%
182,403	Champion REIT	85,338
3,537	Colony Capital, Inc.	60,943
2,865	Mapletree Industrial Trust	3,099
8,913	MFA Mortgage Investments, Inc.	56,598
3,510	Starwood Property Trust, Inc. +	66,830
		272,808
	RETAIL - 4.9%
9,548	Amplifon SpA	79,666
2,151	Aoyama Trading Co. Ltd.	84,275
2,874	Best Buy Co. Inc.	80,271
324,731	China Dongxiang Group Co Ltd.	64,694
4,764	CK Hutchison Holdings Ltd.	58,997
819	CVS Health Corp. +	79,107
1,073	Darden Restaurants, Inc. +	67,663
64,143	Debenhams PLC	71,369
1,001	Foot Locker, Inc.	67,628
28,637	Lookers PLC	64,214
1,372	Target Corp.	99,360
51,598	Wal-Mart de Mexico SAB de CV	129,459
3,444	WH Smith PLC	90,032
		1,036,735
	SAVINGS & LOANS - 0.4%
6,230	New York Community Bancorp, Inc.	96,440

	SEMICONDUCTORS - 0.8%
2,598	Silicon Motion Technology Corp. - ADR	80,772
3,873	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	86,562
		167,334
	SHIPBUILDING - 0.0%
650	Yangzijiang Shipbuilding Holdings Ltd.	425

	SOFTWARE - 2.4%
2,929	CSG Systems International, Inc. +	102,339
1,443	Electronic Arts, Inc. * +	93,138
4,744	Koei Tecmo Holdings Co. Ltd.	69,685
3,787	Micro Focus International PLC	74,491
1,640	Microsoft Corp.	90,348
1,230	SAP AG	97,424
		527,425

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	TELECOMMUNICATIONS - 4.3%
2,401	AT&T, Inc.	$ 86,580
1,786	Chunghwa Telecom Co. Ltd. - ADR	55,580
1,931	Cisco Systems, Inc.	45,938
1,654	Freenet AG	51,148
15,136	Frontier Communications Corp.	68,869
946	Hikari Tsushin, Inc.	61,629
2,657	Juniper Networks, Inc.	62,705
2,050	Nippon Telegraph & Telephone Corp. - ADR	87,658
3,520	Orange SA	62,207
37,949	Spark New Zealand Ltd.	82,600
360	Telekom Malaysia Bhd	564
12,503	Telkom SA SOC Ltd.	50,320
5,569	Turkcell Iletisim Hizmetleri AS - ADR	49,341
2,585	United States Cellular Corp. *	97,299
1,870	Vodafone Group PLC - ADR	60,214
		922,652
	TRANSPORTATION - 1.0%
760	East Japan Railway Co.	68,965
3,880	Frontline Ltd.	8,458
2,326	Matson, Inc. +	93,994
3,321	Nordic American Tankers Ltd.	42,208
		213,625

	TOTAL COMMON STOCK (Cost - $12,664,611)	11,962,121

	PREFERRED STOCK - 1.4%
	BANKS - 0.2%
2,000	Bank of America Corp., 6.20%	50,900

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
3,120	Charles Schwab Corp., 6.00%	81,651

	ELECTRIC - 0.2%
1,560	Southern Co., 6.25%	41,324

	RETAIL - 0.2%
1,560	TravelCenters of America LLC, 8.00%	36,941

	RETAIL - 0.4%
4,000	Qwest Corp., 7.00%	99,200

	TOTAL PREFERRED STOCK (Cost - $306,000)	310,016

	HEDGE FUNDS - 10.5%
23,000	Discovery Multi Manager Fund > (Cost- $2,300,000)	2,268,687

	MUTUAL FUNDS - 2.4%
	EQUITY FUNDS - 2.4%
51,707	Crow Point Defined Risk Global Equity Fund - Class I #	437,441
3,800	Recon Capital NASDAQ - 100 Covered Call ETF	82,460
	TOTAL EQUITY FUNDS (Cost - $617,894)	519,901

	EXCHANGE TRADED FUNDS - 1.2%
1,000	First Trust Senior Loan ETF	46,760
700	iShares iBoxx $ Investment Grade Corporate Bond ETF	79,905
2,000	ProShares UltraShort 20+ Year Treasury *	78,840
985	SPDR Blackstone	45,251
	TOTAL EXCHANGE TRADED FUNDS (Cost - $260,733)	250,756

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Par Value		Value
	BONDS & NOTES - 22.9%
	COMMERCIAL MBS - 2.7%
$ 53,892	Banc of America Commercial Mortgage Trust, 5.889%, 7/10/44 ~	$ 54,146
3,573	GE Commercial Mortgage Corp., 5.477%, 12/10/49	3,573
65,713	Greenwich Capital Commercial, 6.048%, 7/10/38 ~	65,943
1,162	LB-UBS Commercial Mortgage, 4.568%, 1/15/31	1,168
400,000	Morgan Stanley Capital I Trust 2006-IQ11, 5.974%, 10/15/42 ~	399,874
9,496	Nomura Asset Acceptance Corp. Alternative Loan 2005-AR2, 2.848%, 5/25/35 ~	9,510
41,842	Wachovia Bank Commercial Mortgage Trust, 5.894, 6/15/49 ~	42,097
		576,311
	COMMERCIAL SERVICES - 1.0%
207,765	Booz Allen Hamilton, Inc., 3.593%, 7/31/19 ~	208,024

	FOOD - 1.1%
250,000	Del Monte Foods, Inc., 4.910%, 2/18/21 ~	238,125

	HEALTHCARE - PRODUCTS - 0.0%
4,067	Hologic, Inc., 3.080%, 8/1/19 ~	4,083

	HOME EQUITY ABS - 0.6%
8,585	Ameriquest Mortgage Securities, Inc., 5.418%, 12/25/33 ~	8,942
40,098	Bayview Financial Mortgage, 0.907%, 2/28/44 ~	40,098
4,470	GE Capital Mortgage Services, Inc., 6.265%, 4/25/29	4,508
30,720	Option One Mortgage, 1.227%, 2/25/35 ~	30,622
11,306	Residential Asset Securities Corp., 3.87%, 5/25/33 ~	11,532
10,604	Residential Asset Securities Corp., 4.30%, 3/25/34 ~	10,739
34,725	Residential Asset Securities Corp., 0.627%, 2/25/36 ~	34,554
		140,995
	LODGING - 1.0%
227,055	Hilton Worldwide Finance LLC, 3.452%, 10/25/20 ~	226,914

	MACHINERY - DIVERSIFIED - 1.0%
248,747	Gardner Denver, Inc., 4.867%, 7/30/20 ~	223,250

	METAL FABRICATE/HARDWARE - 0.8%
250,000	Crosby US Acquisition Corp., 4.011%, 11/22/20 ~	172,500

	OTHER ABS - 13.5%
1,000,000	Blue Hill CLO Ltd., 4.122%, 1/15/26 ^ ~	839,955
346,172	Carlyle High Yield Partners X Ltd., 0.835%, 4/19/22 ^ ~	336,976
35,091	Chase Funding Trust, 5.323%, 2/26/35	35,467
347,266	Diversified Asset Securitization Holdings II LP, 1.002%, 9/15/35 ^ > ~	345,877
15,361	First Franklin Mortgage, 1.427%, 9/25/34 ~	15,404
100,000	Fremont Home Loan Trust, 1.132%, 4/25/35 ~	93,240
3,179	Goldmans Sachs, 0.557%, 1/25/37 ~	3,181
72,671	GSAA Home Equity Trust, 0.777%, 1/25/45 ^ ~	71,231
750,000	Halcyon Loan Advisors Funding, 3.621%, 10/22/25 ^ ~	663,339
31,278	Residential Asset Mortgage Series 2005, 4.713%, 1/25/35	31,699
500,000	Shackleton CLO Ltd., 3.044%, 5/7/26 ^ ~	458,563
7,758	Structured Asset Securities Corp. Mortgage Loan Trust 2006, 0.777%, 11/25/35 ^ ~	7,760
		2,902,692
	PHARMACEUTICALS - 1.2%
250,000	Grifols Worldwide Operations USA, Inc., 3.774%, 4/1/21	249,063
1,269	Valeant Pharmaceuticals International, Inc., 4.021%, 2/13/19	1,218
		250,281

	TOTAL BONDS & NOTES (Cost - $5,284,408)	4,943,175

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	SHORT-TERM INVESTMENTS - 0.5%
	MONEY MARKET FUND - 0.5%
104,957	Federated Government Obligations Fund, 0.01% **	$ 104,957
	TOTAL SHORT-TERM INVESTMENTS (Cost - $104,957)

	TOTAL INVESTMENTS - 94.4% (Cost - $21,538,603) (a)	$ 20,359,613
	SECURITIES SOLD SHORT - (26.5) % (Proceeds - $7,221,191)	(5,716,093)
	OTHER ASSETS LESS LIABILITIES - 32.1%	6,927,610
	NET ASSETS - 100.0%	$ 21,571,130

	SECURITIES SOLD SHORT * - 26.5%
	AEROSPACE/DEFENSE - 0.3%
14,700	IHI Corp.	30,830
1,420	Zodiac Aerospace	29,613
		60,443
	AGRICULTURE - 0.3%
79,700	China Agri-Industries Holdings Ltd.	21,307
137,241	Golden Agri-Resources Ltd.	35,667
		56,974
	AIRLINES - 0.1%
5,314	Latam Airlines Group SA - ADR	27,208

	APPAREL - 0.3%
1,600	Asics Corp.	29,210
3,120	Crocs, Inc.	28,735
		57,945
	AUTO MANUFACTURERS - 0.5%
31,400	Brilliance China Automotive Holdings Ltd.	29,987
1,716	Kandi Technologies Group, Inc.	13,522
1,040	Suzuki Motor Corp.	31,395
161	Tesla Motors, Inc.	30,783
		105,687
	AUTO PARTS & EQUIPMENT - 0.1%
7,300	GKN PLC	28,884

	BANKS - 0.9%
88,900	Agricultural Bank of China Ltd.	31,423
9,071	Banco Popular Espanol SA	24,335
28,193	Bankia SA	27,887
559	Commonwealth Bank of Australia	31,131
252	Credicorp Ltd.	25,543
8,852	Royal Bank of Scotland Group PLC	31,746
4,719	Unione di Banche Italiane SpA	21,970
		194,035
	BEVERAGES - 0.4%
2,441	Kagome Co. Ltd.	41,762
10,300	Tsingtao Brewery Co. Ltd.	36,473
		78,235
	BIOTECHNOLOGY - 0.5%
520	Bluebird Bio, Inc.	21,507
490	CSL Ltd.	36,075
2,060	Foundation Medicine, Inc.	30,055
215	Vertex Pharmaceuticals, Inc.	19,511
		107,148
	BUILDING MATERIALS - 0.3%
6,427	Cemex SAB de CV	29,115
856	Trex Co. Inc.	32,151
		61,266

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	CHEMICALS - 0.7%
1,152	Axalta Coating Systems Ltd.	$ 27,429
8,987	Elementis PLC	27,460
1,523	Nippon Paint Holdings Co. Ltd.	28,445
2,663	SGL Carbon SE	27,058
367	WR Grace & Co.	29,852
		140,244
	COAL - 0.1%
74,500	Yanzhou Coal Mining Co. Ltd.	29,972

	COMMERCIAL SERVICES - 0.2%
55,600	Goldpac Group Ltd.	16,508
28,000	HC International, Inc.	12,848
2,209	Hertz Global Holdings, Inc.	20,058
		49,414
	COMPUTERS - 0.3%
4,079	Indra Sistemas SA	39,936
19,144	Serco Group PLC	23,189
		63,125
	COSMETICS/PERSONAL CARE - 0.3%
17,350	L'Occitane International SA	30,239
2,342	Unicharm Corp.	45,047
		75,286
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
9,608	Aiful Corp.	29,591
54,385	Aplus Financial Co. Ltd.	46,253
2,891	Brait SE	29,897
1,125	Charles Schwab Corp.	28,721
1,500	Hong Kong Exchanges and Clearing Ltd.	32,833
886	Perpetual Ltd.	25,910
2,386	PHH Corp.	29,300
7,645	Singapore Exchange Ltd.	38,018
1,630	WisdomTree Investments, Inc.	19,560
		280,083
	ELECTRIC - 0.3%
863	Atco Ltd.	23,834
2,378	Shikoku Electric Power Co., Inc.	34,008
		57,842
	ELECTRICAL COMPONENT & EQUIPMENT - 0.1%
776	Leoni AG	26,961

	ELECTRONICS - 0.4%
1,300	Hamamatsu Photonics KK	31,784
955	Spectris PLC	21,441
1,945	Trimble Navigation Ltd.	37,519
		90,744
	ENERGY-ALTERNATE SOURCES - 0.1%
46,700	China Longyuan Power Group Corp. Ltd.	27,611

	ENGINEERING & CONSTRUCTION - 0.5%
3,700	Chiyoda Corp.	26,640
337	SBA Communications Corp.	33,457
24,677	Singapore Technologies Engineering Ltd.	49,746
		109,843
	ENTERTAINMENT - 0.2%
82,600	Genting Singapore PLC	40,903

	EQUITY FUND - 2.0%
14,133	iShares MSCI Emerging Markets ETF	432,187

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	FOOD - 1.1%
3,525	Darling Ingredients, Inc.	$ 31,690
1,773	Saputo, Inc.	43,407
13,703	Tesco PLC	33,722
23,900	Tingyi Cayman Islands Holding Corp.	27,033
452	TreeHouse Foods, Inc.	35,871
637	United Natural Foods, Inc.	22,308
900	Yakult Honsha Co. Ltd.	40,723
		234,754
	GAS - 0.4%
1,732	Canadian Utilities Ltd.	44,536
24,970	Hong Kong & China Gas Co. Ltd.	43,712
		88,248
	HAND/MACHINE TOOLS - 0.2%
389	Disco Corp.	36,295

	HEALTHCARE-PRODUCTS - 1.4%
5,987	Accuray, Inc.	31,911
1,327	Aspen Pharmacare Holdings Ltd.	22,448
708	Cepheid, Inc.	20,851
260	Cooper Cos, Inc.	34,099
3,574	Endologix, Inc.	25,483
1,840	Getinge AB	40,364
975	Halyard Health, Inc.	24,180
423	IDEXX Laboratories, Inc.	29,669
956	Insulet Corp.	31,721
1,640	Nihon Kohden Corp.	36,264
		296,990
	HEALTHCARE-SERVICES - 0.1%
678	Ramsay Health Care Ltd.	29,076

	HOLDING COMPANIES DIVERSIFIED - 0.1%
276	Wendel SA	27,572

	HOUSEHOLD PRODUCTS/WARES - 0.2%
2,046	Tumi Holdings, Inc.	35,375

	INSURANCE - 0.9%
1,331	Greenlight Capital Re Ltd.	25,848
7,700	New China Life Insurance Co Ltd.	26,128
2,824	Sony Financial Holdings, Inc.	45,866
2,372	Third Point Reinsurance Ltd.	27,634
1,293	Topdanmark A/S	32,684
45	White Mountains Insurance Group Ltd.	32,089
		190,249
	INTERNET - 1.0%
1,580	21Vianet Group, Inc.	30,320
3,313	8x8, Inc.	41,611
11,610	Groupon, Inc.	31,579
240	MercadoLibre, Inc.	23,578
3,518	Rakuten, Inc.	35,685
9,980	Renren, Inc. - ADR	31,936
1,069	Yahoo!, Inc.	31,546
		226,255
	IRON/STEEL - 0.1%
8,099	Outokumpu Oyj	19,703

	LEISURE TIME - 0.4%
22,294	Piaggio & C SpA	46,564
21,484	Thomas Cook Group PLC	32,563
		79,127

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	LODGING - 0.5%
8,653	City Developments Ltd.	$ 42,302
713	Hyatt Hotels Corp.	27,579
265,600	Macau Legend Development Ltd.	34,138
		104,019
	MACHINERY-DIVERSIFIED - 0.3%
1,376	Chart Industries, Inc.	22,305
1,802	Manitowoc Co., Inc.	28,363
1,617	Weir Group PLC	19,850
		70,518
	MEDIA - 0.6%
3,156	Atresmedia Corp de Medios de Comunicacion SA	29,748
144	Charter Communications, Inc.	24,675
1,340	Houghton Mifflin Harcourt Co.	23,906
2,731	Media General, Inc.	44,351
		122,680
	METAL FABRICATE/HARDWARE - 0.3%
1,140	Sun Hydraulics Corp	29,024
1,320	Tenaris SA - ADR	27,509
		56,533
	MINING - 0.4%
3,969	Antofagasta PLC	21,416
55,601	Minera Frisco SAB de CV	24,665
1,270	Southern Copper Corp.	32,918
		78,999
	MISCELLANEOUS MANUFACTURING - 0.3%
1,338	Colfax Corp.	29,623
19,200	Toshiba Corp.	31,548
		61,171
	OIL & GAS - 1.0%
12,685	DNO ASA	8,359
10,394	Eclipse Resources Corp.	12,577
1,101	Imperial Oil Ltd.	33,655
5,471	Kosmos Energy Ltd.	25,002
2,835	Lundin Petroleum AB	40,535
384	Occidental Petroleum Corp.	26,431
24,529	Ophir Energy PLC	31,052
315	PetroChina Co Ltd.	19,253
20	PTT PCL ^	132
2,000	Statoil ASA	27,200
		224,196
	OIL & GAS SERVICES - 0.3%
6,012	Cie Generale de Geophysique	5,010
3,851	Saipem SpA	2,378
2,340	Thermon Group Holdings, Inc.	39,359
3,923	Weatherford International Ltd.	26,441
		73,188
	PHARMACEUTICALS - 0.6%
3,944	BTG PLC	32,772
940	Chugai Pharmaceutical Co. Ltd.	28,368
3,525	GW Pharmaceuticals PLC	14,808
4,070	Ironwood Pharmaceuticals, Inc.	37,566
8,985	Shanghai Fosun Pharmaceutical Group Co. Ltd.	21,411
		134,925
	REAL ESTATE - 0.7%
129,800	Country Garden Holdings Co. Ltd.	49,716
396	Howard Hughes Corp.	37,632
11,653	IMMOFINANZ AG	21,905
1,097	Realogy Holdings Corp.	35,982
		145,235

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	REITS - 0.5%
2,866	American Homes 4 Rent	$ 42,961
2,944	iStar Financial, Inc.	30,735
276	SL Green Realty Corp.	26,664
		100,360
	RETAIL - 1.0%
8,093	Arcos Dorados Holdings, Inc.	23,146
940	Don Quijote Holdings Co. Ltd.	31,240
372	Dufry AG	40,159
51,073	Esprit Holdings Ltd.	52,516
100	Fast Retailing Co. Ltd.	31,731
2,287	Krispy Kreme Doughnuts, Inc.	33,527
		212,319
	RIGHTS - 0.0%
6,012	Cie Generale de Geophysique	7
3,851	Saipem SpA	9,794
		9,801
	SAVINGS & LOANS - 0.2%
2,764	Meridian Bancorp, Inc.	38,834

	SEMICONDUCTORS - 0.7%
377	ASML Holding NV	34,361
12,202	Imagination Technologies Group PLC	23,032
862	Power Integrations, Inc.	40,626
2,270	Semtech Corp.	45,627
		143,646
	SOFTWARE - 1.0%
1,963	Callidus Software, Inc.	30,289
1,098	CommVault Systems, Inc.	41,197
1,027	Cornerstone OnDemand, Inc.	31,519
2,000	DeNA Co. Ltd.	28,453
537	NetSuite, Inc.	37,252
16,954	Zynga, Inc.	41,707
		210,417
	TELECOMMUNICATIONS - 1.5%
617	Atlantic Tele-Network, Inc.	47,503
15,382	Chorus Ltd.	37,367
21,256	Globalstar, Inc.	27,208
2,137	Gogo, Inc.	31,093
768	Level 3 Communications, Inc.	37,486
3,000	Rogers Communications, Inc. - Cl. B	102,570
27,141	Telecom Italia SpA	30,018
516	ViaSat, Inc.	32,250
		345,495
	TRANSPORTATION - 0.5%
2,050	Heartland Express Inc	35,158
4,924	TNT Express NV	41,927
8,500	Tobu Railway Co. Ltd.	40,988
		118,073

	SECURITIES SOLD SHORT (Proceeds - $7,221,191)(a)	$ 5,716,093

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.
+	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at January 31, 2016 is $2,237,734 or 10.4% of net assets.
#	Affiliated Investment Company.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,723,701 and 12.6% of net assets.
>	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $2,614,564 or 12.1% of net assets.
~	Floating rate or step coupon security - interest rate shown reflects the rate currently in effect.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
LLC	- Limited Liability Company
PLC	- Public Limited Company

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short) is 14,426,126 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,283,053
		Unrealized depreciation:	(2,065,659)
	Net unrealized appreciation:		$ 217,394

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,962,121	$ -	$ -	$ 11,962,121
Preferred Stock	310,016	-	-	310,016
Bonds & Notes	-	4,597,298	345,877	4,943,175
Equity Funds	519,901	-	-	519,901
Exchange Traded Funds	250,756	-	-	250,756
Hedge Fund	-	2,268,687	-	2,268,687
Money Market Fund	104,957	-	-	104,957
Total	$ 13,147,751	$ 6,865,985	$ 345,877	$ 20,359,613
Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 5,716,093	$ -	$ -	$ 5,716,093
Total	$ 5,716,093	$ -	$ -	$ 5,716,093
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
		EAS Crow Point Alternatives Fund

Beginning Balance April 30, 2015		$ 454,478
Appreciation		1,524
Proceeds from Sales		(110,125)
Ending Balance January 31, 2016		$ 345,877

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) the review of observed traded levels (2) the review of a broker quote if available (3) matrix pricing mechanism (by observation of peer assets or similar assets). The five drivers of matrix pricing include:

1. Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization. S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.

2. Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.

3. Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) – command higher price.)

4. CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis). 1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.

5. Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices. Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended January 31, 2016, the Fund’s net realized loss on option contracts subject to equity price risk amounted to $204,914 which serves as an indicator of the volume of derivative activity for the Fund during the period.

The following table summarizes the Fund's written option activity:

	Options Written
	Contracts	Premium
Outstanding at April 30, 2015	1,000	$ 111,958
Options purchased/written	30	79,929
Options exercised	-	-
Options expired	(1,020)	(133,907)
Korea Electric Power - ADR *	(10)	(57,980)
Outstanding at January 31, 2016	-	$ -

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/30/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/30/16

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 3/30/16